Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 139,430	$ 141,148	$ 144,873
Defined benefit pension plans:
Net actuarial gain (loss)	(18,922)	(107,661)	62,214
Amortization of prior service cost	828	220	220
Amortization of net actuarial loss	21,316	14,667	21,190
Prior service cost		(4,130)
Regulatory adjustment	(3,500)	86,991	(76,651)
Net defined benefit pension plans	(278)	(9,913)	6,973
Forward-starting interest rate swaps:
Amounts reclassified into net income	2,073	2,073	2,074
Net forward-starting interest rate swaps	2,073	2,073	2,074
Foreign currency translation adjustments	(1,954)	(659)
Total other comprehensive income (loss), net of tax	(159)	(8,499)	9,047
Comprehensive income	139,271	132,649	153,920
Comprehensive income (loss) attributable to noncontrolling interests	1,047		(447)
Comprehensive income attributable to Southwest Gas Corporation	$ 138,224	$ 132,649	$ 154,367